Subsequent events	3 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
On May 9, 2024, the Company announced an intention to renew the NCIB, and repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of its public float as of May 6, 2024, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025.